Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 31, 2020
Document Effective Date	Dec. 31, 2020
Prospectus Date	Jun. 30, 2020
GMO Multi-Sector Fixed Income Fund | Class IV
Prospectus:
Trading Symbol	GPBFX
GMO Multi-Sector Fixed Income Fund | Class III
Prospectus:
Trading Symbol	GUGAX